                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                          Certified Shareholder Report
                    of Registered Management Investment Companies

                                    811-1704

                      (Investment Company Act File Number)

                      Federated American Leaders Fund, Inc.
           ---------------------------------------------------------------

                  (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 3/31/06

                 Date of Reporting Period: Fiscal year ended 3/31/06
                                           -------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated American Leaders Fund, Inc.

Established 1969

37TH ANNUAL SHAREHOLDER REPORT

March 31, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND FUND OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$24.46		$23.56		$17.23		$23.41		$23.68
Income From Investment Operations:
Net investment income	0.27	[2]	0.26		0.24		0.23		0.17
Net realized and unrealized gain (loss) on investments	1.85		0.98		6.33		(6.19)		(0.06)
TOTAL FROM INVESTMENT OPERATIONS	2.12		1.24		6.57		(5.96)		0.11
Less Distributions:
Distributions from net investment income	(0.28)		(0.34)		(0.24)		(0.22)		(0.14)
Distributions from net realized gain on investments	(2.28)		--		--		--		(0.24)
TOTAL DISTRIBUTIONS	(2.56)		(0.34)		(0.24)		(0.22)		(0.38)
Net Asset Value, End of Period	$24.02		$24.46		$23.56		$17.23		$23.41
Total Return [3]	9.09%		5.29	% [4]	38.28%		(25.50)%		0.42%

Ratios to Average Net Assets:
Net expenses	1.17	% [5]	1.16	[5]	1.21	% [5]	1.18	% [5]	1.12%
Net investment income	1.10%		1.11%		1.12%		1.13%		0.73%
Expense waiver/reimbursement [6]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,528,974		$1,577,454		$1,562,277		$1,139,851		$1,626,954
Portfolio turnover	49%		58%		29%		25%		30%

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return.
(See Notes to Financial Statements, Note 5.)

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the year ended March 31, 2006, 2005, 2004 and 2003 are 1.16%, 1.16%, 1.19% and 1.17%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$24.52		$23.61		$17.22		$23.28		$23.59
Income From Investment Operations:
Net investment income (loss)	0.07	[2]	0.11		0.09		0.07		(0.01)
Net realized and unrealized gain (loss) on investments	1.85		0.96		6.31		(6.13)		(0.06)
TOTAL FROM INVESTMENT OPERATIONS	1.92		1.07		6.40		(6.06)		(0.07)
Less Distributions:
Distributions from net investment income	(0.08)		(0.16)		(0.01)		--		--
Distributions from net realized gain on investments	(2.28)		--		--		--		(0.24)
TOTAL DISTRIBUTIONS	(2.36)		(0.16)		(0.01)		--		(0.24)
Net Asset Value, End of Period	$24.08		$24.52		$23.61		$17.22		$23.28
Total Return [3]	8.20%		4.52	% [4]	37.19%		(26.03)%		(0.36)%

Ratios to Average Net Assets:
Net expenses	1.96	% [5]	1.92	% [5]	1.96	% [5]	1.93	% [5]	1.87%
Net investment income (loss)	0.30%		0.34%		0.38%		0.38%		(0.02)%
Expense waiver/reimbursement [6]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$589,994		$798,138		$991,586		$850,023		$1,421,563
Portfolio turnover	49%		58%		29%		25%		30%

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return.
(See Notes to Financial Statements, Note 5.)

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the year ended March 31, 2006, 2005, 2004 and 2003 are 1.94%, 1.92%, 1.94% and 1.92%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2006 [1]		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$24.53		$23.63		$17.22		$23.29		$23.60
Income From Investment Operations:
Net investment income (loss)	0.08	[2]	0.09		0.09		0.07		(0.01)
Net realized and unrealized gain (loss) on investments	1.85		0.97		6.33		(6.14)		(0.06)
TOTAL FROM INVESTMENT OPERATIONS	1.93		1.06		6.42		(6.07)		(0.07)
Less Distributions:
Distributions from net investment income	(0.09)		(0.16)		(0.01)		--		--
Distributions from net realized gain on investments	(2.28)		--		--		--		(0.24)
TOTAL DISTRIBUTIONS	(2.37)		(0.16)		(0.01)		--		(0.24)
Net Asset Value, End of Period	$24.09		$24.53		$23.63		$17.22		$23.29
Total Return [3]	8.24%		4.48	% [4]	37.26%		(26.06)%		(0.36)%

Ratios to Average Net Assets:
Net expenses	1.94	% [5]	1.93	% [5]	1.96	% [5]	1.93	% [5]	1.87%
Net investment income (loss)	0.33%		0.33%		0.37%		0.38%		(0.02)%
Expense waiver/reimbursement [6]	0.00	% [7]	0.00	[7]	0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$111,946		$121,085		$126,806		$105,820		$168,012
Portfolio turnover	49%		58%		29%		25%		30%

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return.
(See Notes to Financial Statements, Note 5.)

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the year ended March 31, 2006, 2005, 2004 and 2003 are 1.93%, 1.93%, 1.94% and 1.92%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2006 [1]		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$24.42		$23.53		$17.21		$23.37		$23.65
Income From Investment Operations:
Net investment income	0.27	[2]	0.28		0.25		0.25		0.18
Net realized and unrealized gain (loss) on investments	1.85		0.95		6.31		(6.19)		(0.08)
TOTAL FROM INVESTMENT OPERATIONS	2.12		1.23		6.56		(5.94)		0.10
Less Distributions:
Distributions from net investment income	(0.28)		(0.34)		(0.24)		(0.22)		(0.14)
Distributions from net realized gain on investments	(2.28)		--		--		--		(0.24)
TOTAL DISTRIBUTIONS	(2.56)		(0.34)		(0.24)		(0.22)		(0.38)
Net Asset Value, End of Period	$23.98		$24.42		$23.53		$17.21		$23.37
Total Return [3]	9.11%		5.27	% [4]	38.29%		(25.46)%		0.37%

Ratios to Average Net Assets:
Net expenses	1.16	% [5]	1.16	% [5]	1.19	% [5]	1.18	% [5]	1.12%
Net investment income	1.11%		1.11%		1.15%		1.13%		0.73%
Expense waiver/reimbursement [6]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$59,611		$66,364		$71,908		$57,804		$95,918
Portfolio turnover	49%		58%		29%		25%		30%

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.05% on total return.
(See Notes to Financial Statements, Note 5.)

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the year ended March 31, 2006, 2005, 2004 and 2003 are 1.14%, 1.15%, 1.17% and 1.17%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended March 31,				Period Ended
	2006	[1]	2005		3/31/2004	[2]
Net Asset Value, Beginning of Period	$24.46		$23.57		$17.74
Income From Investment Operations:
Net investment income	0.16	[3]	0.17		0.13
Net realized and unrealized gain on investments	1.85		0.95		5.85
TOTAL FROM INVESTMENT OPERATIONS	2.01		1.12		5.98
Less Distributions:
Distributions from net investment income	(0.18)		(0.23)		(0.15)
Distributions from net realized gain on investments	(2.28)		--		--
TOTAL DISTRIBUTIONS	(2.46)		(0.23)		(0.15)
Net Asset Value, End of Period	$24.01		$24.46		$23.57
Total Return [4]	8.58%		4.78	% [5]	33.76%

Ratios to Average Net Assets:
Net expenses	1.64	% [6]	1.63	% [6]	1.66	% [6,7]
Net investment income	0.66%		0.64%		0.54	% [7]
Expense waiver/reimbursement [8]	0.00	% [9]	0.00	% [9]	0.00	% [7,9]
Supplemental Data:
Net assets, end of period (000 omitted)	$53,310		$18,095		$3,082
Portfolio turnover	49%		58%		29	% [10]

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from April 8, 2003 (start of performance) to March 31, 2004.

3 Based on average share outstanding.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return.
(See Notes to Financial Statements, Note 5.)

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio for the year ended March 31, 2006, 2005 and 2004 are 1.63%, 1.63% and 1.64%, respectively, after taking into account these expense reductions.

7 Computed on an annualized basis.

8 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

9 Represents less than 0.01%.

10 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended March 31, 2004.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2005	Ending Account Value 3/31/2006	Expenses Paid During Period [1]
Actual:
Class A	$1,000	$1,047.10	$6.02
Class B	$1,000	$1,042.80	$10.08
Class C	$1,000	$1,043.00	$9.98
Class F	$1,000	$1,047.20	$5.97
Class K	$1,000	$1,044.50	$8.41
Hypothetical (assuming a 5% return before expenses):
Class A	$1,000	$1,019.05	$5.94
Class B	$1,000	$1,015.06	$9.95
Class C	$1,000	$1,015.16	$9.85
Class F	$1,000	$1,019.10	$5.89
Class K	$1,000	$1,016.70	$8.30

1 Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A	1.18%
Class B	1.98%
Class C	1.96%
Class F	1.17%
Class K	1.65%

Management's Discussion of Fund Performance

Federated American Leaders Fund, Inc. total returns, based on net asset value, for the 12-month reporting period ended March 31, 2006 was 9.09% for Class A Shares, 8.20% for Class B Shares, 8.24% for Class C Shares, 9.11% for Class F Shares and 8.58% for Class K Shares. These trailed the 14.82% return for the fund's benchmark, the S&P500/Citigroup Value Index. 1

The following discussion will focus on the performance of the fund's Class A Shares.

MARKET OVERVIEW

The market backdrop exerted a significant negative impact on the fund. One dimension of this impact was the varied performances by the different classifications of market capitalization. The other dimension is related to the factors that were rewarded by the market during the reporting period. Looking at the first dimension of market capitalization, it is important to note that the fund has a bias in its composition towards large-cap and "mega-cap" stocks. Looking at the performance of selected market indexes highlights the negative impact from our bias towards larger companies.

S&P 100 (100 largest stocks) [2]	6.85%
S&P 500 [3]	11.73%
S&P 400 Midcap [4]	21.62%
S&P 600 Small Cap [5]	24.07%

1 The S&P 500/Citigroup Value Index is an unmanaged capitalization-weighted index of stocks in the Standard & Poor's 500 index using the S&P 500/Citigroup multifactor methodology to score constituents as Value. The index consists of approximately half of the S&P 500 on a market capitalization basis and has relatively low turnover. Indexes are unmanaged and it is not possible to invest directly in an index.

2 The S&P 100 Index is an unmanaged capitalization-weighted index of 100 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 100 stocks representing all major industries.

3 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

4 The S&P Midcap 400 Index is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.

5 The S&P SmallCap 600 Index is an unmanaged capitalization-weighted index representing all major industries in the small-cap of the U.S. stock market.

The fund maintained its exposure to the large- and mega-cap stocks throughout the reporting period, as fund management increasingly believed that large-and mega-cap stocks as represented attractive valuation versus mid-and small-cap stocks. Nonetheless, the fund's large-cap bias was a negative influence on its performance.

The fund's stock selection process focuses on attractive valuation opportunities, intelligent capital deployment, high quality earnings, and a measure of price momentum (to help with the timing of purchases and sales). Over long market cycles all four factors generally contribute to relative performance. The lion's share of the fund's weighting of these factors (75%) is placed on valuation, capital deployment and earnings quality. The reason why the market environment challenged the fund's management was the returns from a focus on these three factors were significantly below average, and more importantly, they were negative during the reporting period. On top of that challenge, the returns from a focus on price momentum (the factor we weight the least) were significantly above their long-term averages. We did not alter the weight we place on price momentum, which by definition would come at the expense of valuation, capital deployment or quality of earnings. We would see such a move as paying homage to the increasingly short-term investment horizon of the market.

FUND PERFORMANCE

During the reporting period, stock and sector selection impacted the fund's performance. The fund enjoyed positive sector selection in its overweight position relative to the fund's benchmark of Energy stocks and its general underweight of Utilities stocks. The fund also enjoyed good stock selection in Health Care, with AmerisourceBergen Corp. up almost 69%, McKesson HBOC, Inc. up nearly 40%, and Guidant Corp. up over 30%. In the Materials sector, the fund's stock selection was positive, led by U.S. Steel , which rose over 57%. In the Utilities sector, the fund benefited modestly from stock selection with Edison International up nearly 35%, and American Electric Power Co., Inc. up nearly 16%. The fund also benefited by being increasingly underweight the sector as the year progressed. This underweight of Utilities was the larger component of value added in the sector.

The Energy sector was a large detractor from performance. This was a disappointment, as the fund was positioned to benefit from the expectation of higher energy prices. On average, over the reporting period, the fund's Energy holdings were up around 7%. This compared unfavorably to the Energy stocks in the fund's benchmark, which were up nearly 29%, and to the commodity itself, which was up over 20%. Investors have increasingly preferred "pure plays" in the Energy sector and the large integrated companies (like Exxon Mobil Corp. ) have fallen out of favor. However, companies like Exxon Mobil have long track records of operational and financial excellence, and the fund is comfortable remaining a long-term shareholder. The next largest negative impact came from the Financials sector. While the returns from the fund's Financials holdings were attractive (up 12.4%), like Energy, the stocks in the benchmark did much better, rising over 17%. Contributing to this poor stock selection were the fund's positions in the government sponsored mortgage enterprises Federal National Mortgage Association and Federal Home Loan Mortgage Corp. Both stocks had negative returns for the reporting period, Fannie Mae and Freddie Mac have been dealing with a host of issues on the regulatory, accounting and operational fronts. While it has taken longer than many expected to put regulatory and operational issues behind them, they have made a lot of progress. The operational environment remains challenging, but we feel the companies are doing the right thing by reigning in growth when new business looks unattractive. More modest negative impacts were seen in Media ( Gannett Co., Inc., Interpublic Group Cos., Inc. ), Retailing ( Gap Inc., Dollar Genera Corp ..), Food ( Tyson Foods Inc. ), Tobacco ( UST ), Semiconductors ( Intel Corp. ) and Telecommunications Services ( Vodafone, Verizon ).

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated American Leaders Fund, Inc. (Class A Shares) (the "Fund") from March 31, 1996 to March 31, 2006, compared to the Standard & Poor's 500/Citigroup Value Index (S&P 500/Citigroup Value) 2 and the Lipper Large-Cap Value Average (LLCVA). 2

Average Annual Total Return [3] for the Period Ended 3/31/2006
1 Year	3.10%
5 Years	2.34%
10 Years	7.46%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/Citigroup Value and the LLCVA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/Citigroup Value is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index. The LLCVA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.

3 Total returns quoted reflects all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated American Leaders Fund, Inc. (Class B Shares) (the "Fund") from March 31, 1996 to March 31, 2006 , compared to the Standard & Poor's 500/Citigroup Value Index (S&P 500/Citigroup Value) 2 and the Lipper Large-Cap Value Average (LLCVA). 2

Average Annual Total Return [3] for the Period Ended 3/31/2006
1 Year	2.79%
5 Years	2.36%
10 Years	7.41%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/Citigroup Value and the LLCVA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/Citigroup Value is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index. The LLCVA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.

3 Total returns quoted reflects all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated American Leaders Fund, Inc. (Class C Shares) (the "Fund") from March 31, 1996 to March 31, 2006, compared to the Standard & Poor's 500/Citigroup Value Index (S&P 500/Citigroup Value) 2 and the Lipper Large-Cap Value Average (LLCVA). 2

Average Annual Total Return [3] for the Period Ended 3/31/2006
1 Year	6.17%
5 Years	2.51%
10 Years	7.13%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/Citigroup Value and the LLCVA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/Citigroup Value is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index. The LLCVA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.

3 Total returns quoted reflects all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS F SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated American Leaders Fund, Inc. (Class F Shares) (the "Fund") from March 31, 1996 to March 31, 2006, compared to the Standard & Poor's 500/Citigroup Value Index (S&P 500/Citigroup Value) 2 and the Lipper Large-Cap Value Average (LLCVA). 2

Average Annual Total Return [3] for the Period Ended 3/31/2006
1 Year	7.04%
5 Years	3.30%
10 Years	7.95%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A contingent deferred sales charge of 1.00% would be applied to any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/Citigroup Value and the LLCVA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/Citigroup Value is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index. The LLCVA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.

3 Total returns quoted reflects all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS K SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated American Leaders Fund, Inc. (Class K Shares) (the "Fund") from March 31, 1996 to March 31, 2006, compared to the Standard & Poor's 500/Citigroup Value Index (S&P 500/Citigroup Value) 2 and the Lipper Large-Cap Value Average (LLCVA). 2 The Fund's Class K Shares commenced operations on April 8, 2003. For the periods prior to the commencement of operations of the Class K Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Class K Shares.

Average Annual Total Return [3] for the Period Ended 3/31/2006
1 Year	8.58%
5 Years	3.02%
10 Years	7.56%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/Citigroup Value and the LLCVA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/Citigroup Value is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index. The LLCVA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At March 31, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	33.6%
Consumer Discretionary	12.7%
Energy	9.6%
Industrials	8.1%
Health Care	7.7%
Information Technology	7.6%
Consumer Staples	6.8%
Telecommunication Services	6.3%
Materials	4.0%
Utilities	2.0%
Securities Lending Collateral [2]	4.0%
Cash Equivalents [3]	1.8%
Other Assets and Liabilities--Net [4]	(4.2)%
TOTAL	100.0%

1 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market funds.

3 Cash Equivalents include investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

March 31, 2006

Shares			Value
		COMMON STOCKS--98.4%
		Consumer Discretionary--12.7%
703,100		CBS Corp. (New)	$16,860,338
617,800		Dollar General Corp.	10,916,526
1,061,400	[2]	Gannett Co., Inc.	63,599,088
1,343,900		Gap (The), Inc.	25,104,052
1,761,000	[1]	Goodyear Tire & Rubber Co.	25,499,280
406,200		Home Depot, Inc.	17,182,260
621,300		Jones Apparel Group, Inc.	21,975,381
1,954,400		Mattel, Inc.	35,433,272
1,841,500	[2]	McDonald's Corp.	63,273,940
1,047,900	[2]	News Corp., Inc.	17,405,619
6,200	[1,2]	Tim Horton's, Inc.	164,610
		TOTAL	297,414,366
		Consumer Staples--6.8%
632,000		Altria Group, Inc.	44,783,520
572,600	[2]	Coca-Cola Co.	23,974,762
811,500		SUPERVALU, Inc.	25,010,430
1,057,800	[2]	Safeway Inc.	26,571,936
1,296,300	[1,2]	Smithfield Foods, Inc.	38,033,442
		TOTAL	158,374,090
		Energy--9.6%
583,200		Apache Corp.	38,205,432
355,400		BP PLC, ADR	24,501,276
841,900	[2]	Chevron Corp.	48,804,943
1,240,400		ExxonMobil Corp.	75,490,744
286,200		Total SA, Class B, ADR	37,701,126
		TOTAL	224,703,521
		Financials--33.6%
967,300		Ace Ltd.	50,309,273
507,400		Aflac, Inc.	22,898,962
1,323,200		Allstate Corp.	68,951,952
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
922,500		American International Group, Inc.	$60,968,025
1,231,138		Bank of America Corp.	56,066,024
1,429,000		Citigroup, Inc.	67,491,670
1,627,600		Freddie Mac	99,283,600
550,300	[2]	Freddie Mac	28,285,420
1,017,500		MBIA Insurance Corp.	61,182,275
650,300	[2]	Merrill Lynch & Co., Inc.	51,217,628
981,100		Morgan Stanley	61,632,702
428,900	[2]	Nationwide Financial Services, Inc., Class A	18,451,278
1,038,500		Wachovia Corp.	58,207,925
1,115,700	[2]	Wells Fargo & Co.	71,259,759
177,300	[2]	XL Capital Ltd., Class A	11,366,703
		TOTAL	787,573,196
		Health Care--7.7%
401,300		AmerisourceBergen Corp.	19,370,751
159,200	[1]	Amgen, Inc.	11,581,800
1,058,000	[1]	Boston Scientific Corp.	24,386,900
651,500	[1,2]	Forest Laboratories, Inc., Class A	29,076,445
512,300		Johnson & Johnson	30,338,406
1,144,100		Pfizer, Inc.	28,510,972
239,600		Shire PLC, ADR	11,139,004
528,500		Wyeth	25,642,820
		TOTAL	180,047,098
		Industrials--8.1%
401,400		Deere & Co.	31,730,670
694,500		Eaton Corp.	50,677,665
120,400	[2]	Illinois Tool Works, Inc.	11,595,724
685,220	[2]	Northrop Grumman Corp.	46,793,674
588,600		United Technologies Corp.	34,121,142
426,900		Waste Management, Inc.	15,069,570
		TOTAL	189,988,445
Shares			Value
		COMMON STOCKS--continued
		Information Technology--7.6%
1,302,800	[1]	EMC Corp. Mass	$17,757,164
608,100	[2]	Hewlett-Packard Co.	20,006,490
295,300	[2]	IBM Corp.	24,353,391
1,819,200		Intel Corp.	35,201,520
260,300	[1]	Lexmark International Group, Class A	11,812,414
1,608,500		Nokia Oyj, Class A, ADR	33,328,120
2,401,600	[1]	Xerox Corp.	36,504,320
		TOTAL	178,963,419
		Materials--4.0%
469,900		BHP Billiton Ltd., ADR	18,725,515
240,100		Newmont Mining Corp.	12,458,789
394,800	[2]	PPG Industries, Inc.	25,010,580
637,100	[2]	United States Steel Corp.	38,659,228
		TOTAL	94,854,112
		Telecommunication Services--6.3%
1,746,500		AT&T, Inc.	47,225,360
505,800		Alltel Corp.	32,750,550
785,200		Sprint Nextel Corp.	20,289,568
1,387,442		Verizon Communications	47,256,275
		TOTAL	147,521,753
		Utilities--2.0%
345,000		Entergy Corp.	23,784,300
422,000		Exelon Corp.	22,323,800
		TOTAL	46,108,100
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,964,242,199)	2,305,548,100
Principal Amount			Value
		REPURCHASE AGREEMENTS--5.8%
$43,182,000		Interest in $2,500,000,000 joint repurchase agreement 4.830%, dated 3/31/2006, under which UBS Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 3/25/2036 for $2,501,006,250 on 4/3/2006. The market value of the underlying securities at the end of the period was $2,560,315,050.	$43,182,000
46,000,000		Interest in $2,000,000,000 joint repurchase agreement 4.840%, dated 3/31/2006, under which Bear Stearns and Co., Inc., will repurchase U.S. Government Agency securities with various maturities to 2/15/2036 for $2,000,806,667 on 4/3/2006. The market value of the underlying securities at the end of the period was $2,060,005,428 (purchased with proceeds from securities lending collateral)	46,000,000
46,926,000		Interest in $1,000,000,000 joint repurchase agreement 4.84%, dated 3/31/2006, under which Morgan Stanley and Co., Inc., will repurchase a U.S. Government Agency security maturing on 7/1/2035 for $1,000,403,333 on 4/3/2006. The market value of the underlying security at the end of the period was $1,020,000,001 (purchased with proceeds from securities lending collateral)	46,926,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	136,108,000
		TOTAL INVESTMENTS--104.2% (IDENTIFIED COST $2,100,350,199) [3]	2,441,656,100
		OTHER ASSETS AND LIABILITIES - NET--(4.2)%	(97,821,831)
		TOTAL NET ASSETS--100%	$2,343,834,269

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 The cost of investments for federal tax purposes amounts to $2,102,652,773.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2006.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2006

Assets:
Total investments in securities, at value including $90,263,322 of securities loaned (identified cost $2,100,350,199)		$2,441,656,100
Cash		65,037
Income receivable		3,624,887
Receivable for investments sold		2,322,783
Receivable for shares sold		1,075,038
TOTAL ASSETS		2,448,743,845
Liabilities:
Payable for investments purchased	$5,116,654
Payable for shares redeemed	4,419,266
Payable for Directors'/Trustees' fees	444
Payable for distribution services fee (Note 5)	474,014
Payable for shareholder services fee (Note 5)	494,117
Payable for collateral due to broker	92,926,000
Accrued expenses	1,479,081
TOTAL LIABILITIES		104,909,576
Net assets for 97,506,365 shares outstanding		$2,343,834,269
Net Assets Consist of:
Paid-in capital		$1,923,994,774
Net unrealized appreciation of investments		341,305,901
Accumulated net realized gain on investments		76,353,200
Undistributed net investment income		2,180,394
TOTAL NET ASSETS		$2,343,834,269
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,528,973,919 ÷ 63,655,290 shares outstanding), $0.20 par value, 125,000,000 shares authorized		$24.02
Offering price per share (100/94.50 of $24.02) [1]		$25.42
Redemption proceeds per share		$24.02
Class B Shares:
Net asset value per share ($589,994,035 ÷ 24,498,259 shares outstanding), $0.20 par value, 125,000,000 shares authorized		$24.08
Offering price per share		$24.08
Redemption proceeds per share (94.50/100 of $24.08) [1]		$22.76
Class C Shares:
Net asset value per share ($111,945,951 ÷ 4,646,957 shares outstanding), $0.20 par value, 125,000,000 shares authorized		$24.09
Offering price per share (100/99.00 of $24.09) [1]		$24.33
Redemption proceeds per share (99.00/100 of $24.09) [1]		$23.85
Class F Shares:
Net asset value per share ($59,610,679 ÷ 2,485,965 shares outstanding), $0.20 par value, 125,000,000 shares authorized		$23.98
Offering price per share (100/99.00 of $23.98) [1]		$24.22
Redemption proceeds per share (99.00/100 of $23.98) [1]		$23.74
Class K Shares:
Net asset value per share ($53,309,685 ÷ 2,219,894 shares outstanding), $0.20 par value, 125,000,000 shares authorized		$24.01
Offering price per share		$24.01
Redemption proceeds per share		$24.01

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended March 31, 2006

Investment Income:
Dividends (net of foreign taxes withheld of $352,369)		$53,692,761
Interest (including income on securities loaned of $133,558)		2,004,179
TOTAL INCOME		55,696,940
Expenses:
Investment adviser fee (Note 5)	$16,090,643
Administrative personnel and services fee (Note 5)	1,975,649
Custodian fees	102,599
Transfer and dividend disbursing agent fees and expenses	4,045,175
Directors'/Trustees' fees	32,961
Auditing fees	18,383
Legal fees	12,507
Portfolio accounting fees	212,996
Distribution services fee--Class B Shares (Note 5)	5,193,990
Distribution services fee--Class C Shares (Note 5)	887,771
Distribution services fee--Class K Shares (Note 5)	133,249
Shareholder services fee--Class A Shares (Note 5)	3,924,206
Shareholder services fee--Class B Shares (Note 5)	1,731,330
Shareholder services fee--Class C Shares (Note 5)	294,744
Shareholder services fee--Class F Shares (Note 5)	157,469
Share registration costs	127,076
Printing and postage	338,319
Insurance premiums	21,124
Taxes	188,722
Miscellaneous	30,317
TOTAL EXPENSES	35,519,230
Waiver, Expense Reduction and Reimbursements (Note 5):
Waiver of administrative personnel and services fee	(90,295)
Fees paid indirectly from directed brokerage arrangements	(333,141)
Reimbursement of shareholder services fee--Class A Shares	(23,184)
Reimbursement of shareholder services fee--Class F Shares	(499)
TOTAL WAIVER, EXPENSE REDUCTION AND REIMBURSEMENTS	(447,119)
Net expenses		35,072,111
Net investment income		20,624,829
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		187,600,094
Net change in unrealized appreciation of investments		(48,793)
Net realized and unrealized gain on investments		187,551,301
Change in net assets resulting from operations		$208,176,130

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended March 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,624,829	$21,486,955
Net realized gain on investments	187,600,094	290,610,091
Net increase due to reimbursement from adviser (Note 5)	--	1,189,853
Net change in unrealized appreciation/depreciation of investments	(48,793)	(188,238,838)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	208,176,130	125,048,061
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(18,168,614)	(22,305,803)
Class B Shares	(2,318,036)	(5,509,305)
Class C Shares	(454,350)	(798,402)
Class F Shares	(733,318)	(972,221)
Class K Shares	(203,036)	(111,854)
Distributions from net realized gain on investments
Class A Shares	(138,587,538)	--
Class B Shares	(58,935,246)	--
Class C Shares	(10,512,340)	--
Class F Shares	(5,553,358)	--
Class K Shares	(2,616,558)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(238,082,394)	(29,697,585)
Share Transactions:
Proceeds from sale of shares	300,173,473	311,509,349
Net asset value of shares issued to shareholders in payment of distributions declared	218,548,251	26,445,459
Cost of shares redeemed	(726,117,408)	(607,828,882)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(207,395,684)	(269,874,074)
Change in net assets	(237,301,948)	(174,523,598)
Net Assets:
Beginning of period	2,581,136,217	2,755,659,815
End of period (including undistributed net investment income of $2,180,394 and $3,432,919, respectively)	$2,343,834,269	$2,581,136,217

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2006

1. ORGANIZATION

Federated American Leaders Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek growth of capital and income by concentrating the area of investment decision in the securities of high-quality companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$90,263,322	$92,926,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended March 31	2006		2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	8,339,671	$204,773,051	9,184,317	$217,635,286
Shares issued to shareholders in payment of distributions declared	6,154,124	143,956,674	825,669	19,887,469
Shares redeemed	(15,329,353)	(376,833,196)	(11,830,686)	(280,128,187)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(835,558)	$(28,103,471)	(1,820,700)	$(42,605,432)

Year Ended March 31	2006		2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,290,516	$31,634,218	2,216,012	$52,369,796
Shares issued to shareholders in payment of distributions declared	2,454,552	57,303,118	207,094	5,036,190
Shares redeemed	(11,800,194)	(290,316,945)	(11,862,061)	(281,082,574)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(8,055,126)	$(201,379,609)	(9,438,955)	$(223,676,588)

Year Ended March 31	2006		2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	999,305	$24,470,113	949,085	$22,640,939
Shares issued to shareholders in payment of distributions declared	392,523	9,168,565	25,716	626,487
Shares redeemed	(1,681,322)	(41,244,008)	(1,405,331)	(33,311,283)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(289,494)	$(7,605,330)	(430,530)	$(10,043,857)

Year Ended March 31	2006		2005
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	86,999	$2,094,418	126,736	$2,984,893
Shares issued to shareholders in payment of distributions declared	226,975	5,300,457	32,603	783,632
Shares redeemed	(545,292)	(13,350,888)	(498,634)	(11,820,343)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(231,318)	$(5,956,013)	(339,295)	$(8,051,818)

Year Ended March 31	2006		2005
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	1,536,840	$37,201,673	666,133	$15,878,435
Shares issued to shareholders in payment of distributions declared	120,873	2,819,437	4,554	111,681
Shares redeemed	(177,484)	(4,372,371)	(61,810)	(1,486,495)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,480,229	$35,648,739	608,877	$14,503,621
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(7,931,267)	$(207,395,684)	(11,420,603)	$(269,874,074)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2006 and 2005, was as follows:

	2006	2005
Ordinary income [1]	$ 47,988,205	$29,697,585
Long-term capital gains	$190,094,189	--

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$8,843,720
Undistributed long-term capital gain	$71,992,447
Net unrealized appreciation	$339,003,327

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is due to differing treatments for the deferral of losses on wash sales.

At March 31, 2006, the cost of investments for federal tax purposes was $2,102,652,773. The net unrealized appreciation of investments for federal tax purposes was $339,003,327. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $389,958,349 and net unrealized depreciation from investments for those securities having an excess of cost over value of $50,955,022.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to: (a) 0.55% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2006, the Adviser did not waive any of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares, and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2006, FSC did not waive any of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2006, FSC retained $89,765 of fees paid by the Fund.

Sales Charges

For the year ended March 31, 2006, FSC retained $209,405 in sales charges from the sale of Class A Shares, $34 from the sale of Class C Shares and $19 from the sale of Class F Shares. FSC also retained $4,403 relating to redemptions of Class C Shares and $1,028 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended March 31, 2006, FSSC did not waive any of its fee. For the year ended March 31, 2006, FSSC retained $753,624 of fees paid by the Fund. The Fund's Class K Shares does not charge a shareholder services fee.

Commencing on August 1, 2005, and ending October 30, 2005, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder services fee agreements. This reimbursement amounted to $23,683 for the year ended March 31, 2006.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended March 31, 2006, the Fund's expenses were reduced by $333,141 under these arrangements.

Other

Federated retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Directors of the Fund retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser contributed $1,189,853 to the Fund during fiscal year 2005 which related to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2006 were as follows:

Purchases	$1,195,499,842
Sales	$1,565,264,955

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million .. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 20, 2005, the Fund's Board of Directors (the "Directors"), upon the recommendation of the Audit Committee, appointed Ernst & Young LLP (E&Y) as the Fund's independent registered public accounting firm. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP ("D&T") declined to stand for re-election. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended March 31, 2004 and March 31, 2005, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended March 31, 2004 and March 31, 2005: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with the reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed E&Y as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending March 31, 2006. During the Fund's fiscal years ended March 31, 2004 and March 31, 2005 and interim period commencing April 1, 2005 and ending May 20, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned of the subject of a disagreement (as defined in paragraph (a) (1) (IV) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended March 31, 2006, the amount of long-term capital gains designated by the Fund was $190,094,189.

For the fiscal year ended March 31, 2006, 91.17% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended March 31, 2006, 82.26% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF FEDERATED AMERICAN LEADERS FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Federated American Leaders Fund, Inc. (the "Fund"), including the portfolio of investments, as of March 31, 2006, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2005 and the financial highlights for each of the four years in the period then ended were audited by another independent registered public accounting firm whose report, dated May 18, 2005, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from the brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated American Leaders Fund, Inc., at March 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
May 10, 2006

Board of Directors and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Fund comprised one portfolio, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: July 1968	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: October 1999	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated) and Passport Research II, Ltd. (Investment advisory subsidiary of Federated) Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive DIRECTOR Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way DIRECTOR Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA CHAIRMAN AND DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: February 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA DIRECTOR Began serving: April 2006	Principal Occupations : Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1969	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.; Senior Vice President and Controller of Federated Investors, Inc.

Previous Positions : Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT Began serving: January 2006	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1976	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd. (Investment advisory subsidiary of Federated).
Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated American Leaders Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313914103
Cusip 313914202
Cusip 313914301
Cusip 313914400
Cusip 313914509

8042504 (5/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit Committee is an "audit committee financial expert," and that each such member is "independent,"
for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas P. Constantakis and Charles
F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            (a) Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $17,895

                  Fiscal year ended 2005 - $18,631

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $18,530

                  Transfer Agent Service Auditors Report.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,593 and $97,463
      respectively. Fiscal year ended 2006 - Sarbanes Oxley sec. 302 procedures.
      Fiscal year ended 2005- Attestation services relating to the review of fund share transactions and Transfer Agent Service Auditors Report.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $16,089
      respectively. Analysis regarding the realignment of advisory companies.

 (d) All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $23,708
      respectively. Discussions with auditors related to market timing and late trading activities and executive compensation analysis.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman. The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.
TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the
                  registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser
                  (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and
(3)               Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2006 - $76,562

            Fiscal year ended 2005 - $218,241

(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated American Leaders Fund, Inc.

By          /s/ Richard A. Novak
            Richard A Novak, Principal Financial Officer
                             (insert name and title)

Date        May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /s/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        May 22, 2006

By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        May 22, 2006